Financial instruments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Concentration of credit risk, Percentage Of Accounts Receivable	94.00%
Bad debt expenses		$ 218	$ 305
Accounts payable	$ 359	369
Other price risk [member]
Statement [Line Items]
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar	162	162
Amount of Change in net income due to 1% appreciation or deterioration of the Canadian dollar against the U.S. dollar	64	49
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the Euro	$ 26	$ 27